INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

The following table presents the components of the December 31, 2023, 2022 and 2021 provision for income taxes:

	December 31,
	2023	2022	2021
	(in thousands)
Current	$1,987	$2,228	$2,104
Deferred	(2,093)	(4,286)	(2,193)
Total income tax expense	$(106)	$(2,058)	$(89)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The Company’s effective tax rate was 1%, 10%, and 1% for the year ended December 31, 2023, 2022 and 2021, respectively. The effective tax rate was lower than the Moroccan statutory rate primarily due to unrecognized tax losses and the minimum contribution due to the Moroccan tax authorities levied on revenue and other specific income items.

The current tax expense corresponds to the amounts paid or pending of payment in short-term to the Moroccan tax authorities for the period, according to the Law and Regulations of Morocco. The Company’s filed tax returns from the 2019 through 2023 tax years remain open for examination by the tax authorities under the normal statute of limitations.

According to tax legislation in Morocco, companies are taxed on the difference between their trading income and expenditure. Business expenses incurred in the operation of the business are generally deductible unless specifically excluded. The Moroccan 2023 Tax Code enacted a tax reform by fixing two target rates as follows:

-	20% for companies with a net tax income lower than MAD 100 million.

-	35% for companies with a net tax income equal to or higher than MAD 100 million.

All the group’s entities in Morocco will be progressively subject to the 20% income tax rate.

Companies in Mali and Burkina are subject to an income tax of 30% and 27.5% respectively.

The following is a reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax benefit reported in the consolidated statements of operations:

	December 31,
	2023	2022	2021
	(in thousands)
Net loss	$(12,508)	$(19,170)	$(7,784)
Income tax expense for the period	(106)	(2,058)	(89)
Income (loss) before tax	(12,614)	(21,228)	(7,873)
Effective tax rate	1%	10%	1%
Permanent differences not deductible (taxable) for tax purposes	3,942	(1,799)	(971)
Unrecognized tax losses	695	6,322	3,323
Change in the valuation allowance	(2,221)	-	-
Recalculated tax expense	$(2,523)	$(6,581)	$(2,441)
Statutory tax rate in Morocco	20%	31%	31%

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2023	2022
	(in thousands)
Fixed assets and intangible assets	(10,810)	(10,292)
Loss carryforward	7,446	12,021
Leases	(2,344)	(2,078)
Others	(102)	(29)
Less: valuation allowance	(5,172)	(12,021)
Deferred tax liabilities, net	$(10,982)	$(12,399)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

During the years ended December 31, 2023, and 2022, the Company has $37,228 and $48,684, respectively, as cumulative net operating losses of which $23,546 and $36,663 that begin to expire within four years, respectively.

In assessing the realizability of these deferred tax assets, management considers whether it is more-likely-than-not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those periods in which temporary differences become deductible and/or net operating loss carryforwards can be utilized. The Company considers the level of historical taxable income, scheduled reversal of temporary differences, tax planning strategies, and projected future taxable income in determining whether a valuation allowance is warranted.

The Company maintains a valuation allowance for deferred tax assets that may not be realizable in the future. During the year ended December 31, 2023, the Company reassessed its deferred tax assets and liabilities, including the valuation allowance, in accordance with ASC 740, “Income Taxes.”

As a result of this assessment, the Company determined that it is more likely than not that a portion of the previously established valuation allowance is no longer necessary. Therefore, the Company released a portion of the valuation allowance, resulting in a decrease in income tax expense of $2,221 for the year ended December 31, 2023.

As of each reporting date, we consider existing evidence, both positive and negative, that could impact our view with regard to future realization of deferred tax assets. Following the release of the aforementioned valuation allowance, we continue to believe it is more likely than not that the benefit for certain net operating loss carryforwards will not be realized. In recognition of this risk, we continue to provide a partial valuation allowance on the deferred tax assets relating to these carryforwards in the amount of $5,172 as of December 31, 2023.